WARRANTS AND OPTIONS	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
WARRANTS AND OPTIONS
NOTE 9. WARRANTS AND OPTIONS	There are no warrants or options outstanding to acquire any additional shares of common.	There are no warrants or options outstanding to acquire any additional shares of common.